Interests in joint ventures (Tables)	12 Months Ended
Jun. 30, 2020
Interests in joint ventures [abstract]
Schedule of financial information in joint ventures

Quality Invest S.A.

	Current assets	Non- current assets	Current liabilities	Non- current liabilities	Net assets	% of ownership interest held by non- controlling interests	Book value of non- controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.20	4,466	5,524,895	86,899	1,302,250	4,140,212	50%	2,101,179	31,074	2,101,179
06.30.19	25,410	4,922,191	118,785	1,152,626	3,676,190	50%	1,869,169	21,742	1,869,169

	Revenues	Comprehensive income / (loss) for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.20	18,024	369,586	(89,220)	-	89,220	-
06.30.19	35,542	(1,167,230)	(124,343)	(133)	124,472	(5)

TGLT S.A.

	Current assets	Non- current assets	Current liabilities	Non- current liabilities	Net assets	% of ownership interest held by non- controlling interests	Book value of associates interest	Book amount
06.30.20	4,597,800	10,552,115	3,915,799	5,230,429	6,003,687	30.2%	3,944,342	2,059,346
06.30.19	6,384,260	9,771,505	10,293,965	7,916,148	(2,054,348)	-	-	-

	Revenues	Comprehensive (loss) / income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.20	1,959,904	(383,096)	518,325	(405,704)	(585,402)	(472,781)
06.30.19	5,329,418	220,160	159,704	(999,180)	(637,271)	(1,476,747)

Schedule of groups participation in the comprehensive results
	% of ownership interest held by non-controlling interests			Value of Group's interest in equity		Group's interest in comprehensive income
Name of the entity	06.30.20	06.30.19	06.30.18	06.30.20	06.30.19	06.30.20	06.30.19	06.30.18
Joint ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	2,101,179	1,869,169	184,792	(583,899)	876,835
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	262,684	310,612	(9,609)	(147,851)	94,524
La Rural S.A. (2)	50.00%	50.00%	50.00%	202,809	101,195	101,613	143,963	(43,463)
Associates
TGLT S.A.(5)(7)	30.20%	-	-	2,059,346	-	(115,759)	-	-
Tarshop S.A.	-	-	20.00%	-	-	-	2,667	(23,018)
Others associates (3)(4)	-	-	-	10,241	15,066	(4,830)	7,167	(17,498)
Total interests in associates and joint ventures				4,636,259	2,296,042	156,207	(577,953)	887,380

				Last financial statements issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Income / (loss) for the year	Equity
Joint ventures
Quality Invest S.A.	Argentina	Real estate	163,039,244	326,078	369,586	4,140,211
Nuevo Puerto Santa Fe S.A. (1)	Argentina	Real estate	138,750	27,750	(21,465)	502,097
La Rural S.A.	Argentina	Event organization and others	714,498	1,430	223,884	326,526
Associates
TGLT S.A. (5)(6)	Argentina	Real estate	279,502,813	924,991	(311,273)	6,003,688

(1)	Nominal value per share ARS 100.
(2)	Corresponds to profit/ (loss) for the fiscal year ended at June 30, 2020, 2019 and 2018.
(3)	Represents other individually non-significant associates.
(4)	Includes ARS 323 as of June 30, 2019, in relation to the equity interest in Avenida Compras disclosure in Provisions. (See Note 20)
(5)	See Note 4 in these Financial Statements.
(6)	Corresponds to loss for the period of six-month ended at June 30, 2020.
(7)	Includes ARS (21,703) of other comprehensive loss.

Schedule of group's investments in associates and joint ventures
% of ownership interest held by non-controlling interests				Value of Group's interest in equity		Group's interest in comprehensive income
Name of the entity	06.30.20	06.30.19	06.30.18	06.30.20	06.30.19	06.30.20	06.30.19	06.30.18
Joint ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	2,101,179	1,869,169	184,792	(583,899)	876,835
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	262,684	310,612	(9,609)	(147,851)	94,524
La Rural S.A. (2)	50.00%	50.00%	50.00%	202,809	101,195	101,613	143,963	(43,463)
Associates
TGLT S.A.(5)(7)	30.20%	-	-	2,059,346	-	(115,759)	-	-
Tarshop S.A.	-	-	20.00%	-	-	-	2,667	(23,018)
Others associates (3)(4)	-	-	-	10,241	15,066	(4,830)	7,167	(17,498)
Total interests in associates and joint ventures				4,636,259	2,296,042	156,207	(577,953)	887,380

				Last financial statements issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Income / (loss) for the year	Equity
Joint ventures
Quality Invest S.A.	Argentina	Real estate	163,039,244	326,078	369,586	4,140,211
Nuevo Puerto Santa Fe S.A. (1)	Argentina	Real estate	138,750	27,750	(21,465)	502,097
La Rural S.A.	Argentina	Event organization and others	714,498	1,430	223,884	326,526
Associates
TGLT S.A. (5)(6)	Argentina	Real estate	279,502,813	924,991	(311,273)	6,003,688

(1)	Nominal value per share ARS 100.
(2)	Corresponds to profit/ (loss) for the fiscal year ended at June 30, 2020, 2019 and 2018.
(3)	Represents other individually non-significant associates.
(4)	Includes ARS 323 as of June 30, 2019, in relation to the equity interest in Avenida Compras disclosure in Provisions. (See Note 20)
(5)	See Note 4 in these Financial Statements.
(6)	Corresponds to loss for the period of six-month ended at June 30, 2020.
(7)	Includes ARS (21,703) of other comprehensive loss.

Changes in the Group's investments in associates and joint ventures for the years ended June 30, 2020 and 2019 were as follows:

	06.30.20	06.30.19
Beginning of the year	2,296,042	3,465,070
Adjustments of previous years (IFRS 9)	-	(41,178)
Profit sharing, net	177,910	(577,953)
Dividends	(38,319)	(445,412)
Other comprehensive loss	(21,703)	-
Sale of interest in associates (i)	-	(177,137)
Acquisition of interest in associates (i)(Note 30)	2,175,110	-
Irrevocable contributions (Note 30)	47,219	72,652
End of the year (4)	4,636,259	2,296,042

(i)	See Note 4.